Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Assets, Current [Line Items]
Receivable from the Group's executives and employees	$ 46,361	$ 46,262
VAT recoverable	136,303	70,010
Short-term investment	0	68,477
Tax recoverable	35,162	79
Others	77,179	52,345
Other current assets	$ 295,005	$ 237,173